Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000214509 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214509 [Member] | Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214509 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214509 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214509 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214509 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000214509 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000214509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214509 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214509 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000214506 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214506 [Member] | Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214506 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214506 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214506 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214506 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000214506 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000214506 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214506 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214506 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214506 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%